Income Taxes (Details Narrative)		6 Months Ended
	Dec. 22, 2017	Jun. 30, 2020 USD ($)	Jun. 30, 2019	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 USD ($)
Income tax examination, description		On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the "Act"). The Act makes broad and complex changes to the U.S. tax code, including, but not limited to, (1) reducing the U.S. federal corporate tax rate from 35 percent to 21 percent.
Corporate tax rate	35.00%	25.00%	25.00%
Net operating loss carry forward		$ 19,300,000
Expiration date		Jun. 30, 2025
Income tax description		IST and Topcloud are all governed by the Income Tax Laws of the PRC. These companies are approved as being high-technology enterprises and subject to PRC enterprise income tax rate ("EIT") at 15%. For Biznest, the income tax starts from the earning year, tax free for the first two years and 12.5% income tax rate for year 3-5.
Unrecognized tax benefits
Enterprise Income Tax Rate [Member]
Corporate tax rate		15.00%
Biznest Internet Tech Co., Ltd. [Member] | First Two Years [Member]
Corporate tax rate		0.00%
Biznest Internet Tech Co., Ltd. [Member] | 3-5 years [Member]
Corporate tax rate		12.50%
RMB [Member]
Net operating loss carry forward | ¥				¥ 136,300,000
U.S [Member]
Corporate tax rate		21.00%
Hong Kong [Member]
Tax profits		16.50%